FEDERAL HOME LOAN BANK ADVANCES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
FEDERAL HOME LOAN BANK ADVANCES
Total advances from the Federal Home Loan Bank (FHLB)	$ 13,980,005	$ 21,966,750
Weighted average interest rate on the advances (as a percent)	1.36%	1.27%
Minimum interest rate (as a percent)	0.46%
Maximum interest rate (as a percent)	4.58%
Contractual maturities of advances
2014	11,500,000
2015	1,500,000
2016	980,005
Federal Home Loan Bank advances	13,980,005	21,966,750
Federal Home Loan Bank Advances, other information
Loans pledged as collateral for FHLB advances	$ 74,435,000	$ 66,444,000